Expense Example, No Redemption - COLUMBIA HIGH YIELD MUNICIPAL FUND	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 385
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	1,350
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	498
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	1,919
Class Inst
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	216
Expense Example, No Redemption, 5 Years	377
Expense Example, No Redemption, 10 Years	845
Class Inst2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	203
Expense Example, No Redemption, 5 Years	355
Expense Example, No Redemption, 10 Years	796
Class Adv
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	216
Expense Example, No Redemption, 5 Years	377
Expense Example, No Redemption, 10 Years	845
Class Inst3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	187
Expense Example, No Redemption, 5 Years	327
Expense Example, No Redemption, 10 Years	$ 736